Note 18 - Redeemable Non-controlling Interests - Reconciliation of the Beginning and Ending NCI Amounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Balance	$ 1,079,306	$ 536,903
RNCI redemption increment	22,588	94,372
Distributions paid to RNCI	(77,400)	(62,926)
Purchase of interests from RNCI	(36,922)	(43,061)
Sale of interests to RNCI	3,550	1,994
Disposal of operations (note 5)	0	(2,361)
Other	0	(245)
Balance	1,072,066	1,079,306
Non-controlling Interest Share of Earnings [Member]
RNCI share of earnings	53,621	51,084
Non-controlling Interest Redemption Increment [Member]
RNCI redemption increment	22,588	94,372
Non-controlling Interest Distributions Paid to NCI [Member]
Distributions paid to RNCI	(74,268)	(60,623)
Non-controlling Interest Recognized on Business Acquisitions [Member]
RNCI recognized on business acquisitions	$ 24,191	$ 501,243